Nature of Operations	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

NOTE 1 – NATURE OF OPERATIONS

Through its subsidiaries, Lazy Days’ R.V. Center, Inc. sells and services new and pre-owned recreational vehicles, sells related parts and accessories, and rents recreational vehicles from five locations, one in the state of Florida, one in the state of Arizona and three in the state of Colorado. It also offers to its customers such ancillary services as extended service contracts, overnight campground and restaurant facilities. The Company also arranges financing for vehicle sales through third-party financing sources.